Derecognition of financial assets - Summary of Carrying Amount and Fair Value of Transferred Assets Did Not Qualify for Derecognition (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	$ 318,120	$ 338,422
Carrying amount of associated liabilities	317,416	336,843
Fair value of transferred assets	317,653	337,081
Fair value of associated liabilities	317,791	336,766
Fair value of net position	(138)	315
Canadian residential mortgage loans [member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	28,604	33,101
Carrying amount of associated liabilities	27,900	31,522
Fair value of transferred assets	28,137	31,760
Fair value of associated liabilities	28,275	31,445
Fair value of net position	(138)	315
Securities Sold Under Repurchase Agreements [member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	276,163	291,543
Carrying amount of associated liabilities	276,163	291,543
Fair value of transferred assets	276,163	291,543
Fair value of associated liabilities	276,163	291,543
Securities Loaned [Member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	13,353	13,778
Carrying amount of associated liabilities	13,353	13,778
Fair value of transferred assets	13,353	13,778
Fair value of associated liabilities	$ 13,353	$ 13,778